SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Allowance For Doubtful Accounts Receivable		$ 9,710	$ 10,089
Account Receivables Outstanding		148,155	0
Accounts Receivable		2,000,000
Capitalized Costs		678,973	449,445
Accumulated Amortization		261,323	94,541
Accounts Receivable Sold		3,629,800	1,749,700
Accounts Receivable Available		66,000	362,000
Net Receivable		14,816	0
Financing Line Cost		34,200	21,100
Amortization Expense		166,783	85,002
2022		217,722
2023		144,989
2024		63,208
2025		2,731
Development Costs		153,600	$ 159,700
Recognized Revenue	$ 500,000	320,000
Future Amortization Expenses		$ 428,650
Sale Of Certain Accounts Receivable Description		The retained amount is equal to 10% of the total accounts receivable invoice sold to the Purchaser. The fee is charged at prime plus 3.6% (effective rate of 6.85% at December 31, 2021) against the average daily outstanding balance of funds advanced.
Sales Revenue Net [Member] | Customer A
Concentration Risk		59.60%	61.20%
Accounts Receivable [Member] | Customer A
Concentration Risk		15.60%	38.80%
Customer 1
Accounts Receivable		$ 1,500,000